Income Taxes (Unrecognized Tax Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Contingency [Line Items]
Balance at March 31	¥ 4,535	¥ 5,437
Increase in tax position of current year	450	632
Decrease in tax position of prior year	(1,080)	(903)
Settlements		(165)
Foreign currency translation adjustments	451	(466)
Balance at March 31	¥ 4,356	¥ 4,535